Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Equity Method Investments
Below are our most significant equity method investments.

Equity method investments at Dec. 31, 2024
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon Trust Company (“CIBC Mellon”)	50%	$583
Siguler Guff	20%	$228